Income taxes (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes (Textual) [Abstract]
Unrecognized tax benefits from capital losses	0	0
Income tax operating losses carried forward	1,411
Expiry year of losses carried forward	Beginning in 2015
Loss expiry year of operating losses carried forward recognized as deferred tax asset	2026 thru 2031
Minimum tax credits	38
Expiry year of alternative minimum tax credits	Beginning in 2016
Investment tax credit	30
Expiry year of investment tax credits	Beginning in 2018
Track maintenance credits	48
Expiry year of track maintenance credits	Beginning in 2025
Total amount of accrued interest and penalties expensed	15	7	18
The total amount of accrued interest and penalties associated with unrecognized tax benefit	5	20	27